Business Acquisitions and Disposal (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 01, 2024	Oct. 19, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024	Dec. 31, 2021
Business Acquisitions and Disposal [Line Items]
Consideration amount				$ 10,399
Cash		$ 6,750
Additional paid in capital				9,423
Cash compensation				5,400
Compensation amount paid				2,700
Other payables				$ 2,700
Shares issued to HHE (in Shares)	1,916,667
Amortizable intangible assets			$ 4,492
Non-controlling interest amount			$ 6,513
Internal rate of return			2.40%
Weighted average cost capital			14.00%
Gain recognized			$ 4
Fair value of the investment			0
Loss related remeasurement of remaining investment			$ 5,391
Risk-free rate percentage			4.10%
Shares cancelled (in Shares)	489,766
Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage		51.00%
Consideration amount		$ 10,000	$ 1,669
Ordinary shares issued (in Shares)		73,099		1,916,667	416,666
Cash		$ 3,250
Number of shares issued (in Shares)		18,275
Additional acquisition cost to compensate				$ 5,400	$ 5,950
Shares issued to HHE (in Shares)			1,916,667	416,666	73,099
Business Combination [Member]
Business Acquisitions and Disposal [Line Items]
Amortizable intangible assets			$ 4,492
Non-controlling interest amount			$ 6,513
Internal rate of return			11.20%
Weighted average cost capital			12.00%
Weighted average return of assets			12.00%
Transaction cost							$ 538
Borqs KK [Member]
Business Acquisitions and Disposal [Line Items]
Subsidiary ownership percentage						60.00%
Maximum [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage					51.00%
Minimum [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Ownership percentage					49.00%
Ordinary Shares [Member] | Holu Hou Energy LLC [Member]
Business Acquisitions and Disposal [Line Items]
Number of shares issued (in Shares)		54,824